Goodwill and Other Intangible Assets (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Goodwill and Other Intangible Assets [Abstract]
Goodwill and Other Intangible Assets
Note 5. Goodwill and Other Intangible Assets

The changes in the carrying amount of goodwill attributable to each reportable segment for the nine month period ended September 30, 2017 are presented in the table below:

	Industrials	Energy	Medical	Total
Balance as of December 31, 2016	$515.8	$439.9	$199.0	$1,154.7
Acquisition	7.9	—	—	7.9
Foreign currency translation and other(1)	31.8	16.6	5.9	54.3
Balance as of September 30, 2017	$555.5	$456.5	$204.9	$1,216.9

(1)	During the nine month period ended September 30, 2017, the Company recorded an increase in goodwill of $0.4 million as a result of measurement period adjustments in the Medical segment.

On June 5, 2017, the Company acquired LeROI Compressors which is included in the Industrials segment. The excess of the purchase price over the estimated fair values of tangible assets, identifiable assets, and assumed liabilities was recorded as goodwill. As of September 30, 2017, the preliminary purchase price allocation resulted in a total of $7.9 million of goodwill. The allocation of the purchase price is preliminary and subject to adjustment based on final fair values of the identified assets acquired and liabilities assumed.

At September 30, 2017, goodwill included $563.9 million of accumulated impairment losses within the Energy segment. There were no goodwill impairment charges recorded during the three month or nine month periods ended September 30, 2017.

Other intangible assets at September 30, 2017 and December 31, 2016 consist of the following:

	September 30, 2017		December 31, 2016
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortized intangible assets:
Customer lists and relationships	$1,216.2	$(442.1)	$1,160.5	$(345.5)
Acquired technology	8.0	(2.8)	7.1	(2.2)
Trademarks	30.2	(9.7)	27.4	(6.9)
Backlog	64.7	(64.7)	60.3	(60.3)
Other	47.6	(21.2)	36.4	(16.4)
Unamortized intangible assets:
Trademarks	623.5	—	609.5	—
Total other intangible assets	$1,990.2	$(540.5)	$1,901.2	$(431.3)

Amortization of intangible assets for the three and nine month periods ended September 30, 2017 and 2016 was as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
Intangible asset amortization expense	$29.5	$30.7	$87.6	$90.8

Amortization of intangible assets is anticipated to be approximately $116.9 million annually in 2018 through 2022 based upon exchange rates as of September 30, 2017.

Note 8: Goodwill and Other Intangible Assets

Goodwill

The changes in the carrying amount of goodwill attributable to each reportable segment for the years ended December 31, 2016 and 2015 are as follows:
	Industrials	Energy	Medical	Total
Balance as of December 31, 2014	$575,890	$811,031	$190,323	$1,577,244
Acquisitions	—	6,942	13,374	20,316
Impairment	—	(343,300)	—	(343,300)
Foreign currency translation	(25,013)	(33,283)	(4,959)	(63,255)
Balance as of December 31, 2015	550,877	441,390	198,738	1,191,005
Acquisitions	—	—	4,021	4,021
Correction of purchase accounting allocation (Note 1)	(15,255)	—	—	(15,255)
Foreign currency translation	(19,836)	(1,465)	(3,818)	(25,119)
Balance as of December 31, 2016	$515,786	$439,925	$198,941	$1,154,652

In 2016, the Company acquired two entities in the Medical Segment as described in Note 3, “Business Combinations.” This acquisition resulted in $4.1 million of goodwill based on the preliminary purchase price allocation.

In 2015, the Company recorded an increase to goodwill as a result of a measurement period adjustment to its calculation of the fair value of Garo’s acquisition date assets. This measurement period adjustment resulted in a $6.9 million increase in goodwill and is reflected as an adjustment in the acquisition line in the above table. Garo is included in the Energy segment. Also in 2015, the Company acquired TriContinent as described in Note 3, “Business Combinations”. This acquisition was in the Medical segment and resulted in $13.4 million of goodwill based on the preliminary purchase price allocation. The Company finalized the purchase accounting for TriContinent during the first quarter of 2016.

In 2016, each reporting unit’s fair value was in excess of its net carrying value, and therefore, a step two assessment was not required.

In 2015, step one determined that the carrying value of the Petroleum and Industrial Pumps (“P&IP”) reporting unit of the Energy segment exceeded its fair value indicating a potential impairment of goodwill. The decline in the fair value resulted from the adverse impact of declining oil prices on the Company’s customer base and the corresponding demand for the Company’s products. A step two measurement was performed and the fair value of this reporting unit was allocated to its assets and liabilities as if it was acquired in a business combination at October 1, 2015. The excess fair value of the reporting unit over the fair value of its identifiable assets and liabilities represents the implied fair value of goodwill. In the fourth quarter of 2015, the Company recorded an impairment charge of $343.3 million for the amount that the carrying value exceeded the implied fair value of the P&IP reporting unit’s goodwill.

In 2014, step one determined that the carrying value of the Nash reporting unit of the Energy segment exceeded its fair value indicating a potential impairment of goodwill. The decline in fair value resulted from reduced sales and profitability performance and expectations for the Nash reporting unit as compared to those assumptions at the date of the Merger. A step two measurement was performed and the fair value of this reporting unit was allocated to its assets and liabilities as if it was acquired in a business combination at October 1, 2014. The excess fair value of the reporting unit over the fair value of its identifiable assets and liabilities represents the implied fair value of goodwill. In the fourth quarter of 2014, the Company recorded an impairment charge of $220.6 million for the amount that the carrying value exceeded the implied fair value of the Nash reporting unit’s goodwill.

As of December 31, 2016 and 2015, goodwill included a total of $563.9 million of accumulated impairment losses within the Energy segment since the date of the Merger.

Other Intangible Assets

Other intangible assets at December 31, 2016 and 2015 consisted of the following:
	2016		2015
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortized intangible assets:
Customer lists and relationships	$1,160,520	$(345,491)	$1,178,045	$(251,381)
Acquired technology	7,140	(2,236)	7,357	(926)
Trademarks	27,358	(6,860)	30,002	(1,241)
Backlog	60,279	(60,279)	60,606	(58,650)
Other	36,412	(16,373)	26,728	(5,937)
Unamortized intangible assets:
Trademarks	609,452	—	659,576	—
Total other intangible assets	$1,901,161	$(431,239)	$1,962,314	$(318,135)

Amortization of intangible assets was $124.2 million, $115.4 million, and $113.3 million for the years ended December 31, 2016, 2015, and 2014, respectively. Amortization of intangible assets is anticipated to be approximately $113.0 million annually in 2017 through 2021 based upon currency exchange rates as of December 31, 2016.

The Company tests indefinite-lived intangible assets for impairment annually in the fourth quarter of each year using data as of October 1 of that year. The Company determines fair values for each of the indefinite-lived intangible assets using a relief from royalty methodology.

In the fourth quarter of 2016, as a result of the annual impairment test of indefinite-lived intangible assets, the Company recorded an impairment charge of $24.4 million related to indefinite-lived trademarks, including $23.2 million related to three trademarks in the Industrials segment and $1.2 million related to an indefinite-lived trademark in the Energy segment.

In the second quarter of 2016, as a result of the Industrials restructuring program, a $1.5 million charge was made for the impairment of a trademark that will be discontinued and is included in “Impairments of other intangible assets” in the Consolidated Statements of Operations. See Note 4 “Restructuring.”

In the fourth quarter of 2015, as a result of the annual impairment test of indefinite-lived intangible assets, the Company recorded an impairment charge of $71.1 million related to indefinite-lived trademarks, including $13.5 million related to the Gardner Denver trademark in the Energy segment, $5.0 million related to the Gardner Denver trademark in the Industrials segment, $10.8 million related to the Nash trademark in the Energy segment, and $41.8 million related to six trademarks in the Industrials segment.

Furthermore, in the third quarter of 2015, the Company recorded an impairment charge of $7.2 million including $3.5 million related to a customer relationship intangible asset in the Energy segment and $3.7 million related to an indefinite-lived trademark in the Medical segment.

In the fourth quarter of 2014, as a result of the annual impairment test of indefinite-lived intangible assets, the Company recorded an impairment charge of $13.9 million, including $11.4 million related to the Nash trademark in the Energy segment, $2.4 million related to four trademarks in the Industrials segment, and $0.1 million related to one trademark in the Medical segment.